Taxation (Movement of Valuation Allowance for Net Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION [Abstract]
Beginning balance	$ 283,711	$ 250,524	$ 233,910
Provision for the year	36,363	44,634	34,496
Reversal for the year	(12,637)	(7,311)	(6,891)
Foreign currency translation adjustment	19,318	(4,136)	(10,991)
Ending balance	$ 326,755	$ 283,711	$ 250,524